Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 50,138	$ 9,507	$ 29,066
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	13,299	12,795	13,626
Share-based compensation expenses	1,936	4,190	6,311
Loss on disposal of property and equipment	36	121	34
Gain on disposal of equity method investment	0	(313)	0
Gain on disposal of marketable securities, net	(648)	(350)	(296)
Unrealized loss (gain) on conversion option	(28)	934	(320)
Interest income from amortization of discount on investment in corporate bonds	(101)	(170)	(52)
Impairment loss on investment	1,299	0	0
Equity in losses of equity method investees	128	349	410
Deferred income tax expense	8,851	6,492	4,481
Inventories write downs	12,418	9,138	10,557
Changes in operating assets and liabilities:
Accounts receivable	(34,467)	(21,068)	(14,782)
Accounts receivable from related parties	6,591	16,181	41,306
Inventories	(16,104)	(4,135)	(60,777)
Prepaid expenses and other current assets	1,421	951	(1,590)
Accounts payable	1,192	18,431	27,843
Income taxes payable	6,711	(5,616)	(5,793)
Other accrued expenses and other current liabilities	(172)	(2,092)	4,767
Other liabilities	(333)	(1,897)	2,840
Net cash provided by operating activities	52,167	43,448	57,631
Cash flows from investing activities:
Purchase of property and equipment	(6,560)	(18,859)	(7,172)
Proceeds from disposal of property and equipment	1	7	0
Purchase of available-for-sale marketable securities	(19,609)	(17,490)	(34,976)
Disposal of available-for-sale marketable securities	25,043	25,834	33,443
Disposal of equity method investment	0	371	0
Purchase of investment securities	(3)	0	(7,524)
Purchase of equity method investments	0	0	(906)
Refund from (increase in) refundable deposits	(106)	34	298
Decrease (increase) in other assets	0	0	(684)
Pledge of restricted cash, cash equivalents and marketable securities	(7)	(94)	(78)
Cash acquired in acquisition	546	0	0
Net cash used in investing activities	(695)	(10,197)	(17,599)
Cash flows from financing activities:
Distribution of cash dividends	(10,680)	(21,224)	(44,097)
Proceeds from disposal of subsidiary shares to noncontrolling interests by Himax Technologies Limited	97	17	1,011
Proceeds from disposal of subsidiary shares to noncontrolling interests by Himax Imaging, Inc.	436	3,224	0
Purchase of subsidiary shares from noncontrolling interests	(14)	(1,958)	(207)
Release (pledge) of restricted cash, cash equivalents and marketable securities (for borrowing of short-term debt)	11,200	(26,700)	(57,500)
Proceeds from issuance of new shares by subsidiaries	116	53	353
Payments to repurchase ordinary shares	(8,886)	(4,627)	(10,755)
Proceeds from borrowing of short-term debt	304,000	277,200	217,000
Repayment of short-term debt	(315,200)	(250,000)	(160,000)
Net cash used in financing activities	(18,931)	(24,015)	(54,195)
Effect of foreign currency exchange rate changes on cash and cash equivalents	32	86	81
Net increase (decrease) in cash and cash equivalents	32,573	9,322	(14,082)
Cash and cash equivalents at beginning of year	106,164	96,842	110,924
Cash and cash equivalents at end of year	138,737	106,164	96,842
Supplemental disclosures of cash flow information:
Interest	352	490	170
Income taxes	456	6,326	8,329
Supplemental disclosures of non-cash investing activities:
Fair value of ordinary shares issued by Himax Display, Inc. in the acquisition	$ 270	$ 0	$ 0